Income taxes - Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of the income tax benefit/(expense)
Current tax expense	€ (439)	€ (429)	€ (421)
Deferred tax benefit/(expense)	59	(391)	2,454
Total	€ (380)	€ (820)	€ 2,033